Document And Entity Information	May 31, 2023
Document Information [Line Items]
Entity, Registrant Name	Sonic Foundry, Inc.
Document, Type	8-K
Document, Period End Date	May 31, 2023
Entity, Incorporation, State or Country Code	MD
Entity, File Number	000-30407
Entity, Tax Identification Number	39-1783372
Entity, Address, Address Line One	222 W. Washington Ave
Entity, Address, City or Town	Madison
Entity, Address, State or Province	WI
Entity, Address, Postal Zip Code	53703
City Area Code	608
Local Phone Number	443-1600
Title of 12(b) Security	Common Stock
Trading Symbol	SOFO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001029744